Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	333-295563-01
Entity Registrant Name	FORGE NANO, INC.
Entity Central Index Key	0001719324
Entity Tax Identification Number	45-2393850
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12300 Grant St.
Entity Address, Address Line Two	#100
Entity Address, City or Town	Thornton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80241
City Area Code	720
Local Phone Number	259-8579
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false